Group statement of comprehensive income - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Profit after tax for the period		$ 4,947	$ 9,448	[1]
Items that will not be reclassified to the income statement:
Re-measurement (losses)/gains on pension and post-retirement healthcare plans		(53)	829	[2]
Changes in the fair value of equity investments held at fair value through other comprehensive income (FVOCI)		(17)	(8)	[2]
Tax relating to these components of other comprehensive income		16	(216)	[2]
Share of other comprehensive (losses)/income of equity accounted units, net of tax		(3)	5	[2]
Items that will not be reclassified to profit or loss		(57)	610	[2]
Items that have been/may be subsequently reclassified to the income statement:
Currency translation adjustment	[3]	(387)	(1,532)	[2]
Fair value movements:
– Cash flow hedge gains/(losses)		50	(79)	[2]
– Cash flow hedge (gains)/losses transferred to the income statement		(26)	100	[2]
Net change in costs of hedging reserve		2	(38)	[2]
Tax relating to these components of other comprehensive loss		(16)	8	[2]
Share of other comprehensive income/(losses) of equity accounted units, net of tax		11	(7)	[2]
Items that will be reclassified to profit or loss		(366)	(1,548)	[2]
Total other comprehensive loss for the period, net of tax		(423)	(938)	[2]
Total comprehensive income for the period		4,524	8,510	[2]
– attributable to owners of Rio Tinto		4,698	8,078	[2]
– attributable to non-controlling interests		$ (174)	$ 432	[2]

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.
[2]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.
[3]	Excludes a currency translation charge of US$66 million (30 June 2022: charge of US$185 million) arising on Rio Tinto Limited’s share capital for the period ended 30 June 2023, which is recognised in the Group statement of changes in equity on page F-7.